Financial instruments	6 Months Ended
Jun. 30, 2023
Financial instruments
23 Financial instruments
The disclosure of the Bank’s financial instruments includes the following sections:
■ Concentration of credit risk;
■ Fair value measurement (including fair value hierarchy; level 3 reconciliation; transfers in and out of level 3; quantitative disclosures of valuation techniques; and qualitative discussion of significant unobservable inputs);
■ Fair value option; and
■ Financial instruments not carried at fair value.
Concentration of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
> Refer to “Note 35 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the Bank’s concentration of credit risk.
Fair value measurement
A significant portion of the Bank’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
> Refer to “Note 35 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on fair value measurement of financial instruments and the definition of the levels of the fair value hierarchy.
Qualitative disclosures of valuation techniques
Information on the valuation techniques and significant unobservable inputs of the various financial instruments and the section “Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs” should be read in conjunction with the tables “Assets and liabilities measured at fair value on a recurring basis”, “Quantitative information about level 3 assets measured at fair value on a recurring basis” and “Quantitative information about level 3 liabilities measured at fair value on a recurring basis”.
> Refer to “Note 35 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the Bank’s valuation techniques.
Assets and liabilities measured at fair value on a recurring basis
end of 6M23	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	127	0	–		–		127
Interest-bearing deposits with banks	0	16	0	–		–		16
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	31,683	0	–		–		31,683
Securities received as collateral	1,852	368	0	–		–		2,220
Trading assets	21,567	72,949	2,712	(60,268)		278		37,238
of which debt securities	9,264	9,326	802	–		60		19,452
of which foreign governments	7,615	5,533	48	–		–		13,196
of which corporates	1,572	1,956	504	–		32		4,064
of which RMBS	0	1,069	87	–		–		1,156
of which CDO	13	581	159	–		–		753
of which equity securities	6,413	651	153	–		218		7,435
of which derivatives	4,663	61,962	1,195	(60,268)		–		7,552
of which interest rate products	16	26,333	47	–		–		–
of which foreign exchange products	26	15,824	25	–		–		–
of which equity/index-related products	4,615	17,458	488	–		–		–
of which credit derivatives	0	1,989	140	–		–		–
of which other derivatives	0	190	495	–		–		–
of which other trading assets	1,227	1,010	562	–		–		2,799
Investment securities	0	854	0	–		–		854
Other investments	0	15	1,942	–		448		2,405
of which other equity investments	0	15	1,428	–		336		1,779
of which life finance instruments	0	0	510	–		–		510
Loans	0	3,741	815	–		–		4,556
of which commercial and industrial loans	0	1,928	219	–		–		2,147
of which financial institutions	0	810	287	–		–		1,097
of which government and public institutions	0	910	219	–		–		1,129
Other intangible assets (mortgage servicing rights)	0	0	337	–		–		337
Other assets	66	4,620	907	(146)		–		5,447
of which failed purchases	50	479	12	–		–		541
of which loans held-for-sale	0	3,674	799	–		–		4,473
Total assets at fair value	23,485	114,373	6,713	(60,414)		726		84,883
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M23	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	101	0	–		–		101
Customer deposits	0	1,493	274	–		–		1,767
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	1,330	0	–		–		1,330
Obligation to return securities received as collateral	1,852	368	0	–		–		2,220
Trading liabilities	9,898	63,196	2,461	(62,622)		–		12,933
of which short positions	5,048	826	10	–		–		5,884
of which debt securities	1,630	643	1	–		–		2,274
of which foreign governments	1,540	168	0	–		–		1,708
of which corporates	36	472	1	–		–		509
of which equity securities	3,418	183	9	–		–		3,610
of which derivatives	4,850	62,370	2,132	(62,622)		–		6,730
of which interest rate products	12	25,415	161	–		–		–
of which foreign exchange products	27	16,769	1	–		–		–
of which equity/index-related products	4,804	17,541	1,452	–		–		–
of which credit derivatives	0	2,460	239	–		–		–
of which other derivatives	1	39	279	–		–		–
of which other trading liabilities	0	0	319	–		–		319
Short-term borrowings	0	4,205	204	–		–		4,409
Long-term debt	0	33,716	6,355	–		–		40,071
of which structured notes over one year and up to two years	0	6,790	428	–		–		7,218
of which structured notes over two years	0	21,332	4,263	–		–		25,595
of which other debt instruments over two years	0	2,548	1,564	–		–		4,112
Other liabilities	45	3,053	277	(1,743)		–		1,632
Total liabilities at fair value	11,795	107,462	9,571	(64,365)		–		64,463
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	198	0	–		–		198
Interest-bearing deposits with banks	0	14	0	–		–		14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	100	40,693	0	–		–		40,793
Securities received as collateral	2,318	660	0	–		–		2,978
Trading assets	33,724	105,555	3,828	(77,695)		543		65,955
of which debt securities	13,084	23,288	1,211	–		31		37,614
of which foreign governments	10,117	5,597	86	–		–		15,800
of which corporates	2,718	4,998	413	–		31		8,160
of which RMBS	5	10,417	444	–		–		10,866
of which CDO	197	941	216	–		–		1,354
of which equity securities	11,772	676	222	–		512		13,182
of which derivatives	7,571	79,606	1,661	(77,695)		–		11,143
of which interest rate products	1,617	31,900	671	–		–		–
of which foreign exchange products	24	25,512	17	–		–		–
of which equity/index-related products	5,927	18,669	295	–		–		–
of which credit derivatives	0	3,059	130	–		–		–
of which other derivatives	0	197	548	–		–		–
of which other trading assets	1,297	1,985	734	–		–		4,016
Investment securities	0	796	0	–		–		796
Other investments	0	17	3,313	–		400		3,730
of which other equity investments	0	17	2,725	–		328		3,070
of which life finance instruments	0	0	587	–		–		587
Loans	0	6,318	1,040	–		–		7,358
of which commercial and industrial loans	0	2,381	300	–		–		2,681
of which financial institutions	0	2,591	398	–		–		2,989
of which government and public institutions	0	1,112	254	–		–		1,366
Other intangible assets (mortgage servicing rights)	0	44	359	–		–		403
Other assets	78	8,316	773	(220)		–		8,947
of which failed purchases	54	664	12	–		–		730
of which loans held-for-sale	0	7,165	648	–		–		7,813
Total assets at fair value	36,220	162,611	9,313	(77,915)		943		131,172
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	2,212	252	–		–		2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,133	0	–		–		14,133
Obligation to return securities received as collateral	2,318	660	0	–		–		2,978
Trading liabilities	13,131	83,351	1,881	(80,026)		–		18,337
of which short positions	6,556	2,595	16	–		–		9,167
of which debt securities	3,228	2,232	1	–		–		5,461
of which foreign governments	3,150	272	0	–		–		3,422
of which corporates	53	1,957	1	–		–		2,011
of which equity securities	3,328	363	15	–		–		3,706
of which derivatives	6,575	80,756	1,640	(80,026)		–		8,945
of which interest rate products	1,566	30,288	118	–		–		–
of which foreign exchange products	20	26,180	1	–		–		–
of which equity/index-related products	4,981	20,731	1,083	–		–		–
of which credit derivatives	0	3,157	242	–		–		–
of which other derivatives	5	210	196	–		–		–
of which other trading liabilities	0	0	225	–		–		225
Short-term borrowings	0	6,330	453	–		–		6,783
Long-term debt	0	51,185	6,734	–		–		57,919
of which structured notes over one year and up to two years	0	10,697	439	–		–		11,136
of which structured notes over two years	0	23,409	4,307	–		–		27,716
of which other debt instruments over two years	0	2,961	1,728	–		–		4,689
of which high-trigger instruments	0	7,484	28	–		–		7,512
Other liabilities	133	3,794	203	(1,844)		–		2,286
Total liabilities at fair value	15,582	162,155	9,523	(81,870)		–		105,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M23	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Trading assets	3,828	708	(465)	807	(1,550)	406	(349)	44	(611)	0	2	0	0	(108)	2,712	(251)
of which debt securities	1,211	509	(226)	660	(1,283)	0	(21)	(12)	0	0	2	0	0	(38)	802	36
of which corporates	413	347	(99)	604	(757)	0	0	(10)	25	0	0	0	0	(19)	504	67
of which RMBS	444	61	(114)	27	(313)	0	(6)	0	(2)	0	0	0	0	(10)	87	9
of which CDO	216	86	(6)	29	(158)	0	(6)	0	(1)	0	2	0	0	(3)	159	(20)
of which derivatives	1,661	172	(173)	0	0	406	(293)	25	(558)	0	0	0	0	(45)	1,195	(257)
of which interest rate products	671	4	(30)	0	0	33	(48)	(1)	(553)	0	0	0	0	(29)	47	(396)
of which equity/index-related products	295	70	(79)	0	0	233	(74)	19	18	0	0	0	0	6	488	111
of which credit derivatives	130	82	(45)	0	0	28	(55)	4	(1)	0	0	0	0	(3)	140	9
of which other derivatives	548	0	0	0	0	103	(112)	1	(27)	0	0	0	0	(18)	495	21
of which other trading assets	734	10	(63)	135	(164)	0	(35)	3	(37)	0	0	0	0	(21)	562	(12)
Other investments	3,313	6	(921)	15	(97)	0	0	0	(234)	0	(73)	0	0	(67)	1,942	(234)
of which other equity investments	2,725	3	(921)	3	(33)	0	0	0	(226)	0	(73)	0	0	(50)	1,428	(244)
of which life finance instruments	587	0	0	12	(64)	0	0	0	(8)	0	0	0	0	(17)	510	13
Loans	1,040	222	(81)	1	(17)	5	(238)	27	(125)	0	0	0	0	(19)	815	(38)
of which commercial and industrial loans	300	164	(81)	0	(15)	5	(75)	25	(106)	0	0	0	0	2	219	(44)
of which financial institutions	398	1	0	0	0	0	(95)	1	(6)	0	0	0	0	(12)	287	10
of which government and public institutions	254	41	0	0	(1)	0	(65)	1	(6)	0	0	0	0	(5)	219	3
Other intangible assets (mortgage servicing rights)	359	43	0	0	0	0	0	0	(54)	0	0	0	0	(11)	337	(54)
Other assets	773	305	(143)	192	(179)	28	(78)	7	5	0	(2)	0	0	(1)	907	(19)
of which loans held-for-sale	648	302	(142)	156	(152)	28	(77)	7	27	0	0	0	0	2	799	(1)
Total assets at fair value	9,313	1,284	(1,610)	1,015	(1,843)	439	(665)	78	(1,019)	0	(73)	0	0	(206)	6,713	(596)
Liabilities (CHF million)
Customer deposits	252	0	0	0	0	309	(38)	0	(210)	0	0	0	(19)	(20)	274	(12)
Trading liabilities	1,881	401	(378)	75	(47)	417	(392)	69	490	0	0	0	0	(55)	2,461	462
of which derivatives	1,640	400	(377)	0	0	417	(392)	69	421	0	0	0	0	(46)	2,132	409
of which equity/index-related products	1,083	204	(320)	0	0	336	(122)	63	237	0	0	0	0	(29)	1,452	341
of which credit derivatives	242	167	(41)	0	0	17	(194)	4	48	0	0	0	0	(4)	239	29
of which other derivatives	196	(1)	1	0	0	49	(46)	(1)	89	0	0	0	0	(8)	279	4
Short-term borrowings	453	129	(112)	0	0	128	(380)	5	(11)	0	0	0	1	(9)	204	(54)
Long-term debt	6,734	2,069	(1,971)	0	0	1,552	(2,101)	103	(39)	0	(28)	29	223	(216)	6,355	47
of which structured notes over two years	4,307	1,559	(1,527)	0	0	1,426	(1,812)	97	115	0	0	27	216	(145)	4,263	225
of which other debt instruments over two years	1,728	101	0	0	0	0	(45)	0	(169)	0	0	0	0	(51)	1,564	(191)
Other liabilities	203	394	(2)	24	(34)	51	(57)	(2)	63	(4)	(356)	0	0	(3)	277	21
Total liabilities at fair value	9,523	2,993	(2,463)	99	(81)	2,457	(2,968)	175	293	(4)	(384)	29	205	(303)	9,571	464
Net assets/(liabilities) at fair value	(210)	(1,709)	853	916	(1,762)	(2,018)	2,303	(97)	(1,312)	4	311	(29)	(205)	97	(2,858)	(1,060)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M23, changes in net unrealized gains/(losses) of CHF (582) million and CHF (246) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (232) million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
6M22	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	3	(3)	0	0	0	0	0	0	0	0	0
Securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	4,503	907	(1,174)	3,539	(3,324)	580	(548)	36	(338)	0	(8)	0	0	227	4,400	477
of which debt securities	1,225	515	(733)	2,899	(2,571)	0	0	(106)	(313)	0	(8)	0	0	97	1,005	562
of which corporates	478	161	(385)	2,412	(2,048)	0	0	(106)	(276)	0	0	0	0	63	299	662
of which RMBS	424	77	(131)	243	(326)	0	0	4	100	0	0	0	0	19	410	28
of which derivatives	2,187	216	(326)	0	0	580	(409)	98	(31)	0	0	0	0	83	2,398	17
of which interest rate products	624	4	(6)	0	0	60	(28)	(1)	252	0	0	0	0	20	925	141
of which other derivatives	1,034	10	(5)	0	0	158	(154)	3	(381)	0	0	0	0	41	706	(373)
of which other trading assets	896	57	(45)	555	(727)	0	(139)	6	82	0	0	0	0	37	722	(112)
Other investments	3,666	71	0	51	(118)	0	0	0	(162)	0	(52)	0	0	118	3,574	(99)
of which other equity investments	2,863	71	0	37	(5)	0	0	0	(115)	0	(60)	0	0	84	2,875	(77)
of which life finance instruments	789	0	0	14	(105)	0	0	0	(47)	0	0	0	0	34	685	(22)
Loans	1,534	313	(317)	0	(20)	3	(369)	21	(64)	0	0	0	0	88	1,189	(97)
of which commercial and industrial loans	717	74	(300)	0	(8)	3	(123)	12	(46)	0	0	0	0	39	368	(54)
of which financial institutions	465	75	0	0	0	0	(219)	0	10	0	0	0	0	33	364	(17)
of which government and public institutions	289	95	0	0	0	0	1	(1)	(25)	0	0	0	0	12	371	(26)
Other intangible assets (mortgage servicing rights)	167	102	0	0	0	0	0	0	(21)	0	0	0	0	7	255	(21)
Other assets	694	170	(114)	510	(512)	114	(199)	6	3	0	4	0	0	46	722	0
of which loans held-for-sale	562	153	(109)	493	(509)	113	(199)	14	9	0	0	0	0	39	566	2
Total assets at fair value	10,578	1,563	(1,605)	4,100	(3,988)	700	(1,119)	63	(582)	0	(56)	0	0	486	10,140	260
Liabilities (CHF million)
Customer deposits	394	0	0	0	0	0	(15)	0	(26)	0	0	0	(41)	(13)	299	(70)
Obligation to return securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading liabilities	2,809	856	(882)	18	(83)	502	(629)	37	(290)	0	0	0	0	118	2,456	(188)
of which derivatives	2,784	746	(870)	0	(61)	502	(629)	38	(228)	0	0	0	0	120	2,402	(180)
of which equity/index-related products	1,787	611	(596)	0	0	279	(232)	(9)	(468)	0	0	0	0	75	1,447	(348)
of which other derivatives	540	7	(4)	0	(61)	89	(113)	3	73	0	0	0	0	26	560	(15)
Short-term borrowings	1,032	124	(522)	0	0	639	(500)	(43)	(58)	0	0	0	0	44	716	18
Long-term debt	9,676	1,259	(4,863)	0	0	4,531	(2,960)	(499)	(746)	0	0	(35)	(202)	495	6,656	(756)
of which structured notes over two years	6,318	1,106	(3,441)	0	0	3,888	(2,595)	(416)	(586)	0	0	(34)	(201)	344	4,383	(740)
of which other debt instruments over two years	1,854	0	0	0	0	0	(26)	0	(84)	0	0	0	0	82	1,826	0
Other liabilities	517	41	(2)	8	(21)	58	(71)	(2)	(22)	1	(35)	0	0	23	495	16
Total liabilities at fair value	14,442	2,280	(6,269)	26	(118)	5,730	(4,175)	(507)	(1,142)	1	(35)	(35)	(243)	667	10,622	(980)
Net assets/(liabilities) at fair value	(3,864)	(717)	4,664	4,074	(3,870)	(5,030)	3,056	570	560	(1)	(21)	35	243	(181)	(482)	1,240
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 6M22, changes in net unrealized gains/(losses) of CHF 1,044 million and CHF (77) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 273 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Bank employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the tables above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
The Bank typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Transfers in and out of level 3
Transfers into level 3 assets during 6M23 were CHF 1,284 million, primarily from trading assets, loans held-for-sale and loans. These transfers were primarily in the Non-Core Unit and securitized products businesses, due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M23 were CHF 1,610 million, primarily in other investments and trading assets. These transfers were mainly from the equity investment in SIX due to a change in accounting treatment from fair value to the equity method reflecting the increase in the combined stake as a result of the acquisition by UBS. Transfers were also from securitized products and markets businesses, due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 liabilities during 6M23 were CHF 2,993 million, primarily from long-term debt and trading liabilities. These transfers were primarily in structured notes over two years and derivatives arising from a change in the observability of pricing data. Transfers out of level 3 liabilities of CHF 2,463 million in 6M23 were primarily from long-term debt and trading liabilities. These transfers were primarily in structured notes over two years and derivatives arising from a change in the observability of pricing data.
Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs
For level 3 assets with significant unobservable inputs of buyback probability, mortality rate, price, recovery rate or UK mortality, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with significant unobservable inputs of correlation, credit spread, volatility, discount rate, fund gap risk, market implied life expectancy (for life settlement and premium finance instruments) or tax swap rate, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have an inverse impact on fair value. An increase in the significant unobservable inputs credit spread, fund gap risk, market implied life expectancy or price would increase the fair value. An increase in the significant unobservable inputs of buyback probability, correlation, discount rate, dividend yield, mean reversion, recovery rate, unadjusted net asset value (NAV), volatility or UK mortality would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 6M23	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	2,712
of which debt securities	802
of which corporates	504
of which	97	Discounted cash flow	Credit spread, in bp		35	750	407
			Price, in %		0	101	52
of which	58	Market comparable	Price, in %		0	97	49
			Price, in actuals		100	100	100
of which	349	Price	Price, in %		30	126	97
			Price, in actuals		1	11,600	6,179
of which CDO	159
of which	85	Discounted cash flow	Discount rate, in %		8	20	15
of which	43	Market comparable	Price, in %		26	100	81
of which derivatives	1,195
of which equity/index-related products	488
of which	373	Option model	Buyback probability, in %	[2]	50	100	69
			Correlation, in %		0	100	78
			Fund gap risk, in %	[3]	1	1	1
			Volatility, in %		5	124	37
of which	94	Price	Price, in %		95	95	95
			Price, in actuals		0	125	19
of which other derivatives	495	Discounted cash flow	Market implied life expectancy, in years		2	13	6
			UK Mortality, in %		74	139	99
of which other trading assets	562
of which	436	Discounted cash flow	Market implied life expectancy, in years		3	12	6
			Tax swap rate, in %		30	30	30
of which	104	Market comparable	Price, in %		0	104	12
of which	20	Option model	Mortality rate, in %		0	70	6
Other investments	1,942
of which other equity investments	1,428
of which	1,250	Market comparable	Price, in actuals		0	100	8
of which	147	Price	Price, in actuals		0	524	101
of which	1	Option model	Price, in actuals		98	693	396
of which life finance instruments	510	Discounted cash flow	Market implied life expectancy, in years		2	14	6
Loans	815
of which commercial and industrial loans	219
of which	55	Discounted cash flow	Credit spread, in bp		252	3,263	432
of which	17	Market comparable	Price, in %		75	75	75
of which	146	Price	Price, in %		4	100	38
of which financial institutions	287
of which	201	Discounted cash flow	Credit spread, in bp		236	544	314
of which	86	Price	Price, in %		23	63	56
of which government and public institutions	219
of which	125	Discounted cash flow	Credit spread, in bp		231	650	357
of which	94	Price	Price, in %		36	53	37
Other assets	907
of which loans held-for-sale	799
of which	281	Discounted cash flow	Credit spread, in bp		244	3,263	527
			Recovery rate, in %		65	65	65
of which	494	Market comparable	Price, in %		0	200	77
of which	5	Price	Price, in %		0	53	34
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	3,828
of which debt securities	1,211
of which corporates	413
of which	118	Discounted cash flow	Credit spread, in bp		10	7,589	620
			Price, in %		0	101	53
of which	75	Market comparable	Price, in %		0	101	51
			Price, in actuals		1	218	29
of which	216	Price	Price, in %		30	126	87
			Price, in actuals		0	11,640	2,203
of which RMBS	444	Discounted cash flow	Discount rate, in %		3	33	12
of which derivatives	1,661
of which interest rate products	671
of which	1	Discounted cash flow	Volatility, in %		95	110	103
of which	662	Option model	Contingent probability, in %		95	95	95
			Mean reversion, in %	[2]	25	25	25
			Prepayment rate, in %		14	19	17
			Volatility, in %		(3)	1	(1)
of which other derivatives	548	Discounted cash flow	Market implied life expectancy, in years		2	13	6
			UK Mortality, in %		74	139	99
of which other trading assets	734
of which	458	Discounted cash flow	Market implied life expectancy, in years		3	13	6
			Tax swap rate, in %		30	30	30
of which	251	Market comparable	Price, in %		0	109	27
of which	25	Option model	Mortality rate, in %		0	70	6
Other investments	3,313
of which other equity investments	2,725
of which	2,443	Market comparable	Price, in actuals		0	275	109
of which	174	Price	Price, in actuals		1	15	13
of which	46	Discounted cash flow	Discount rate, in %		8	8	8
of which life finance instruments	587	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	1,040
of which commercial and industrial loans	300
of which	124	Discounted cash flow	Credit spread, in bp		280	2,596	756
of which	22	Market comparable	Price, in %		74	74	74
of which	153	Price	Price, in %		6	100	53
of which financial institutions	398
of which	282	Discounted cash flow	Credit spread, in bp		242	1,278	497
of which	115	Price	Price, in %		22	72	66
of which government and public institutions	254
of which	158	Discounted cash flow	Credit spread, in bp		534	1,339	680
of which	96	Price	Price, in %		35	42	36
Other assets	773
of which loans held-for-sale	648
of which	258	Discounted cash flow	Credit spread, in bp		299	594	368
			Recovery rate, in %		55	55	55
of which	363	Market comparable	Price, in %		0	145	78
of which	14	Price	Price, in %		0	79	59
1 Weighted average is calculated based on the fair value of the instruments.
2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 6M23	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	2,461
of which derivatives	2,132
of which equity/index-related products	1,452
of which	1,416	Option model	Correlation, in %		0	100	78
			Dividend yield, in %		0	8	4
			Volatility, in %		5	124	42
of which	20	Price	Price, in actuals		0	1,562	48
of which credit derivatives	239
of which	115	Discounted cash flow	Credit spread, in bp		6	752	176
			Discount rate, in %		6	31	11
			Recovery rate, in %		25	100	73
of which	114	Price	Price, in %		99	101	100
of which other derivatives	279	Discounted cash flow	Market implied life expectancy, in years		2	17	5
			UK Mortality, in %		74	103	97
Short-term borrowings	204
of which	65	Discounted cash flow	Credit spread, in bp		4	118	17
of which	119	Option model	Correlation, in %		0	100	78
			Buyback probability, in %	[2]	50	100	69
			Fund gap risk, in %	[3]	1	1	1
			Unadjusted NAV, in actuals		88	2,267	372
			Volatility, in %		5	124	43
of which	4	Price	Price, in %		20	20	20
Long-term debt	6,355
of which structured notes over two years	4,263
of which	578	Discounted cash flow	Credit spread, in bp		5	363	104
of which	3,658	Option model	Buyback probability, in %	[2]	50	100	69
			Correlation, in %		(10)	100	78
			Credit spread, in bp		100	216	168
			Fund gap risk, in %	[3]	1	1	1
			Mean reversion, in %	[4]	25	25	25
			Unadjusted NAV, in actuals		88	2,267	372
			Volatility, in %		0	124	42
of which	4	Price	Price, in %		12	12	12
of which other debt instruments over two years	1,564
of which	342	Option model	Credit spread, in bp		30	707	253
of which	1,222	Price	Price, in actuals		0	121	9
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	1,881
of which derivatives	1,640
of which equity/index-related products	1,083
of which	1,040	Option model	Correlation, in %		(50)	100	71
			Dividend yield, in %		0	13	5
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		5	148	29
of which	31	Price	Price, in actuals		0	1,197	34
of which credit derivatives	242
of which	162	Discounted cash flow	Credit spread, in bp		3	2,149	341
			Discount rate, in %		6	17	11
			Recovery rate, in %		10	100	69
of which	9	Market comparable	Price, in %		71	101	86
of which	10	Option model	Credit spread, in bp		47	1,528	194
of which	3	Price	Price, in %		74	102	101
of which other derivatives	196	Discounted cash flow	Market implied life expectancy, in years		2	18	6
			UK Mortality, in %		74	103	97
Short-term borrowings	453
of which	8	Discounted cash flow	Credit spread, in bp		142	276	267
of which	338	Option model	Correlation, in %		(50)	100	75
			Buyback probability, in %	[3]	50	100	76
			Volatility, in %		5	148	27
of which	94	Price	Price, in %		20	20	20
			Price, in actuals		1,296	1,296	1,296
Long-term debt	6,734
of which structured notes over two years	4,307
of which	508	Discounted cash flow	Credit spread, in bp		10	430	142
of which	3,793	Option model	Buyback probability, in %	[3]	50	100	76
			Correlation, in %		(50)	100	75
			Credit spread, in bp		27	358	326
			Fund gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	25	25	25
			Unadjusted NAV, in actuals		389	416	412
			Volatility, in %		0	148	27
of which	6	Price	Price, in %		17	17	17
of which other debt instruments over two years	1,728
of which	358	Option model	Buyback probability, in %	[3]	50	100	76
			Credit spread, in bp		50	770	317
			Price, in actuals		8	8	8
of which	1,370	Price	Price, in actuals		8	8	8
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
> Refer to “Note 35 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the Bank’s qualitative discussion of the ranges of signification unobservable inputs.
Investment funds measured at net asset value per share
Certain investment funds are measured at net asset value per share.
> Refer to “Note 35 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on investment funds measured at net asset value per share.
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances.
> Refer to “Note 35 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on assets and liabilities measured at fair value on a nonrecurring basis.
Fair value option
The Bank has availed itself of the simplification in accounting offered under the fair value option. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. For instruments for which hedge accounting could not be achieved but for which the Bank is economically hedged, the Bank has generally elected the fair value option. Where the Bank manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Bank has generally utilized the fair value option to align its financial accounting to its risk management reporting.
> Refer to “Note 35 – Financial instruments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the Bank’s election of the fair value option.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	6M23			2022
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	31,683	31,663	20	40,793	40,665	128
Loans	4,556	5,513	(957)	7,358	8,241	(883)
Other assets [1]	5,014	7,063	(2,049)	8,544	10,937	(2,393)
Due to banks and customer deposits	(316)	(388)	72	(458)	(562)	104
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,330)	(1,342)	12	(14,133)	(14,024)	(109)
Short-term borrowings	(4,409)	(4,445)	36	(6,783)	(6,892)	109
Long-term debt [2]	(40,071)	(45,985)	5,914	(57,919)	(71,891)	13,972
Other liabilities	(428)	(573)	145	(888)	(1,043)	155

Non-accrual loans [3,4]	554	2,099	(1,545)	733	2,213	(1,480)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Generally, a loan is deemed non-accrual when the contractual payments of principal and/or interest are more than 90 days past due.
4 Included in loans or other assets.
Gains and losses on financial instruments
	Net gains/(losses)
in	6M23		6M22
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	772	[1]	412	[1]
Other investments	(186)	[2]	(11)	[2]
of which related to credit risk	0		(3)
Loans	55	[1]	(24)	[1]
of which related to credit risk	(79)		(224)
Other assets	2	[2]	183	[1]
of which related to credit risk	(86)		(85)
Due to banks and customer deposits	(97)	[2]	(43)	[2]
of which related to credit risk	(3)		(1)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(93)	[1]	(32)	[1]
Short-term borrowings	(187)	[2]	1,069	[2]
of which related to credit risk	0		1
Long-term debt	10,430	[3]	6,098	[2]
of which related to credit risk	2		1
Other liabilities	(188)	[2]	(66)	[2]
of which related to credit risk	(210)		(158)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
Gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities, which have been recorded in AOCI. The table includes both the amount of change during the period and the cumulative amount that were attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M23	Cumulative	6M22		6M23	6M22
Financial instruments (CHF million)
Customer deposits	(26)	(25)	41		0	0
Short-term borrowings	(33)	(59)	0		2	0
Long-term debt	4,570	56	3,944		(9,174)	17
of which treasury debt over two years	6,454	36	2,041		(9,048)	0
of which structured notes over two years	(1,583)	(164)	1,476		(126)	17
Total	4,511	(28)	3,985		(9,172)	17
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments, such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2		Level 3		Total
6M23 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,086	0	21,085		0		21,085
Investment securities	1,498	1,310	159		0		1,469
Loans [1]	242,703	0	97,286		138,655		235,941
Other financial assets [2]	116,172	100,567	12,094		3,525		116,186
Financial liabilities
Due to banks and customer deposits	189,864	114,038	75,764		0		189,802
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,619	0	1,619		0		1,619
Short-term borrowings	71,675	0	71,675		0		71,675
Long-term debt	94,507	0	90,982		3,260		94,242
Other financial liabilities [3]	7,388	0	7,093		306		7,399
2022 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	0	18,005		0		18,005
Investment securities	921	911	0		0		911
Loans	256,825	0	107,101	[4]	146,677	[4]	253,778
Other financial assets [2]	91,451	68,104	20,246		2,922		91,272
Financial liabilities
Due to banks and customer deposits	243,506	149,696	93,714		0		243,410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	0	6,238		0		6,238
Short-term borrowings	7,705	0	7,703		0		7,703
Long-term debt	92,742	0	73,596		13,366		86,962
Other financial liabilities [3]	8,551	0	7,984		523		8,507
1 As a result of the acquisition, Credit Suisse has applied a change in estimate to align the discount rate for the fair value determination of the Swiss accrual loan book to that of UBS.
2
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

3 Primarily includes cash collateral on derivative instruments and interest and fee payables.
4 Credit Suisse has aligned the fair value levelling of the Swiss accrual loan book to that of UBS, resulting in a reclassification of CHF 133.9 billion from level 2 to level 3.